ACCOUNTS RECEIVABLE AND OTHER (Tables)	12 Months Ended
Dec. 31, 2014
ACCOUNTS RECEIVABLE AND OTHER
Schedule of accounts receivable and other

December 31,	2014	2013
(millions of Canadian dollars)
Unbilled revenues	2,218	2,773
Trade receivables	1,168	1,154
Taxes receivable	522	200
Regulatory assets	567	54
Short-term portion of derivative assets (Note 23)	568	385
Prepaid expenses and deposits	103	123
Current deferred income taxes (Note 24)	245	120
Dividends receivable	26	26
Other	129	159
Allowance for doubtful accounts	(42)	(38)
	5,504	4,956